Operating and Geographic Segmentation (Tables)	12 Months Ended
Oct. 31, 2019
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Schedule of Operating Segments
Our results and average assets, grouped by operating segment, are as follows:

(Canadian $ in millions)	Canadian P&C	U.S. P&C	Wealth Management	BMO CM	Corporate Services (1)	Total
2019
Net interest income (2)	5,878	4,218	935	2,394	(537)	12,888
Non-interest revenue	2,128	1,162	6,727	2,340	238	12,595
Total Revenue	8,006	5,380	7,662	4,734	(299)	25,483
Provision for (recovery of) credit losses on impaired loans	544	160	2	52	(7)	751
Provision for (recovery of) credit losses on performing loans	63	37	(2)	28	(5)	121
Total provision for (recovery of) credit losses	607	197	–	80	(12)	872
Insurance claims, commissions and changes in policy benefit liabilities	–	–	2,709	–	–	2,709
Depreciation and amortization	338	456	262	149	–	1,205
Non-interest expense	3,516	2,683	3,260	3,112	854	13,425
Income (loss) before taxes and non-controlling interest in subsidiaries	3,545	2,044	1,431	1,393	(1,141)	7,272
Provision for (recovery of) income taxes	919	433	371	307	(516)	1,514
Reported net income (loss)	2,626	1,611	1,060	1,086	(625)	5,758
Average Assets	237,995	126,584	40,951	342,347	85,375	833,252

(Canadian $ in millions)	Canadian P&C	U.S. P&C	Wealth Management	BMO CM	Corporate Services (1)	Total
2018
Net interest income (2)	5,541	3,843	826	1,784	(556)	11,438
Non-interest revenue	2,069	1,096	5,475	2,579	248	11,467
Total Revenue	7,610	4,939	6,301	4,363	(308)	22,905
Provision for (recovery of) credit losses on impaired loans	466	258	6	(17)	(13)	700
Provision for (recovery of) credit losses on performing loans	3	(38)	–	(1)	(2)	(38)
Total provision for (recovery of) credit losses	469	220	6	(18)	(15)	662
Insurance claims, commissions and changes in policy benefit liabilities	–	–	1,352	–	–	1,352
Depreciation and amortization	317	454	231	125	–	1,127
Non-interest expense	3,393	2,514	3,284	2,734	425	12,350
Income (loss) before taxes and non-controlling interest in subsidiaries	3,431	1,751	1,428	1,522	(718)	7,414
Provision for (recovery of) income taxes	882	357	356	366	–	1,961
Reported net income (loss)	2,549	1,394	1,072	1,156	(718)	5,453
Average Assets	224,554	110,351	35,913	307,087	76,390	754,295

(Canadian $ in millions)	Canadian P&C	U.S. P&C	Wealth Management	BMO CM	Corporate Services (1)	Total
2017
Net interest income (2)	5,261	3,551	722	2,501	(760)	11,275
Non-interest revenue	2,079	1,005	5,496	2,075	177	10,832
Total Revenue	7,340	4,556	6,218	4,576	(583)	22,107
Provision for (recovery of) credit losses (3)	483	289	8	44	(78)	746
Insurance claims, commissions and changes in policy benefit liabilities	–	–	1,538	–	–	1,538
Depreciation and amortization	308	433	242	120	–	1,103
Non-interest expense	3,226	2,458	3,113	2,666	626	12,089
Income (loss) before taxes and non-controlling interest in subsidiaries	3,323	1,376	1,317	1,746	(1,131)	6,631
Provision for (recovery of) income taxes	823	358	350	471	(710)	1,292
Reported net income (loss)	2,500	1,018	967	1,275	(421)	5,339
Non-controlling interest in subsidiaries	–	–	2	–	–	2
Net Income (loss) attributable to equity holders of the bank	2,500	1,018	965	1,275	(421)	5,337
Average Assets	217,685	104,209	32,562	302,518	65,652	722,626

(1)	Corporate Services includes Technology and Operations.
(2)	Operating groups report on a taxable equivalent basis – see Basis of Presentation section.
(3)	2017 has not been restated to reflect the adoption of IFRS 9.

Certain comparative figures have been reclassified to conform with the current year’s presentation and for changes in accounting policy (Note 1).

Summary of Bank's Financial Results by Geographic Region
Our results and average assets, grouped by geographic region, are as follows:

(Canadian $ in millions)	Canada	United States	Other countries	Total
2019
Total Revenue	15,134	8,282	2,067	25,483
Income before taxes	4,324	2,367	581	7,272
Reported net income	3,391	1,903	464	5,758
Average Assets	469,032	316,983	47,237	833,252

(Canadian $ in millions)	Canada	United States	Other countries	Total
2018
Total Revenue	13,632	7,273	2,000	22,905
Income before taxes	4,840	1,871	703	7,414
Reported net income	3,797	1,100	556	5,453
Average Assets	441,376	277,764	35,155	754,295

(Canadian $ in millions)	Canada	United States	Other countries	Total
2017
Total Revenue	13,365	7,015	1,727	22,107
Income before taxes and non-controlling interest in subsidiaries	4,589	1,580	462	6,631
Reported net income	3,816	1,200	323	5,339
Average Assets	430,570	264,473	27,583	722,626
Certain comparative figures have been reclassified to conform with the current year’s presentation and for changes in accounting policy (Note 1).